Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-Based Compensation [Abstract]
Share-Based Compensation
15. Share-Based Compensation

Share incentive plan

On January 28, 2010, Shanghai Baozun’s board of directors approved the Share Incentive Plan of Shanghai Baozun (the “Shanghai Baozun Plan”), which governs the terms of a variety of share-based incentive awards Shanghai Baozun can offer to employees, officers, directors and individual consultants who render services to Shanghai Baozun.

In conjunction with the Redomiciliation in 2014, the Group adopted the 2014 Share Incentive Plan (“2014 Plan”), which was approved by the Board of Directors of the Company, to replace the Shanghai Baozun Plan. Under the 2014 Plan, the maximum aggregate number of shares that may be issued shall not exceed 20,331,467. The term of the option shall not exceed ten years from the date of grant. The awards granted and outstanding under the Shanghai Baozun Plan will survive and remain effective and binding under the 2014 Plan.

During the years ended December 31, 2012 and 2013, the Group granted 932,414 and 74,209 share options to senior management and a consultant. These share options have an exercise price of RMB0.1 and can be exercised immediately upon issuance.

Through December 2011, the Group granted 3,443,615 share options to directors, senior management and employees. During the year ended December 31, 2012, the Group granted 366,008 share options to directors, senior management and employees. These options have an exercise price of RMB0.1 and vest over 4 years subject to the following exercisability conditions:

50% of the vested options can be exercised if the Group generated profit (“Profit Target”),

20% of the vested options can be exercised if the Group achieved the annual sales target (“Sales Target”), and

30% of the vested options can be exercised if the option holder achieved the annual individual performance review target (“Individual Target”)

The Group recognized compensation expenses related to the options linked to Sales Target and Individual Target during the vesting period based on the probable outcome of these performance conditions. The Group has determined that it is probable these conditions will be met; as such the share-based compensation is recognized upon vesting of these share options.

The Group did not recognize any share-based compensation expense for 50% of the options granted linked to the Profit Target as performance condition was considered not probable. In August 2011, the Group removed the Profit Target requirement for the first year of the vesting period of the options granted before this date; the unrecognized compensation cost based on the modification date fair value related to vested options associated with the Profit Target was recognized in August 2011. In October 2013, the Group removed the Profit Target requirement for the remainder of vested option associated with the Profit Target. The unrecognized compensation cost based on the modification date fair value related to vested options associated with the Profit Target was recognized in October 2013.

During the year ended December 31, 2013, the Group granted 3,525,191 share options to certain directors, senior management and employees. These options have an exercise price of RMB0.1 and vest over 4 years.

On August 29, 2014, the Group granted 5,903,533 share options to certain senior management. These share options have an exercise price of RMB0.1 per share and can be exercised immediately upon the issuance. The Group also granted 2,989,300 share options to certain employees and senior management. These shares options have an exercise price of RMB0.1 per share and vest over 4 years.

On Feb 6, 2015, the Group granted 3,949,975 share options to certain of the Group's management and employees at an exercise prices range of RMB9.2 to RMB17.6 per share. These share options vest over 4 years.

On May 5, 2015, the Board of Directors of the Company approved 2015 Share Incentive Plan (“2015 Plan”). The maximum number of shares which may be issued pursuant to all awards under the 2015 Plan is 4,400,000 initially. If on December 31, 2015, the unissued shares reserved under the 2015 Plan account for less than 2% of the total issued and outstanding shares on an as-converted basis, then on January 1, 2016, the number of shares reserved for future issuances under the 2015 Plan shall be increased to 2% of the total issued and outstanding shares. Pursuant to the amendment dated in July 2016 to the 2015 plan, if on December 31 of each year beginning in 2016, the unissued Shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding Shares. On December 31, 2016, as the unissued Shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, on January 1, 2017, the number of shares reserved for future issuances under the 2015 Plan was automatically increased to 1.5% of the then total issued and outstanding Shares. The shares that may be issued pursuant to the awards under the 2015 Plan are Class A ordinary shares. The term of the option under 2015 Plan shall not exceed ten years from the date of grant.

On May 20, 2015, the Group granted 70,000 share options to certain senior management under the 2014 Plan. These share options have an exercise price of RMB 0.001 per share and vest over 4 years.

On August 14, 2015, the Group granted 452,770 share options to certain employees and management under the 2015 Plan. These shares options have an exercise price of RMB11.67 or RMB18.6 per share and vest over 4 years.

On March 3, 2016, the exercise price of 2,098,111 outstanding options, previously granted from February 6, 2015 to August 14, 2015, held by 38 employees were reduced from US$2.87 and US$1.5 to US$1.5 and US$0.0001 respectively, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, and measured based on the share price and other pertinent factors at the modification date. The total incremental cost associated with the modification was RMB3,432, of which RMB956 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of RMB2,476 will be recognized over a weighted-average period of 2.89 years.

No more share option was granted during the year ended December 31, 2016.

Share options

The Group has used the binomial model to estimate the fair value of the options granted under the 2014 and 2015 Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

	For Year Ended December 31,
	2014	2015
	RMB	RMB

Risk-free interest rate	2.99%	2.61%~ 2.833%
Contract life	10 years	10 years
Expected volatility range	50.48%	48.78%~ 48.96%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying shares on the date of option grants (RMB)	13.32	16.23~22.63

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

A summary of option activity under the 2014 Plan and 2015 Plan during the years ended December 31, 2014, 2015 and 2016 is presented below:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	Options	Price	Term	Options
		RMB		RMB

Outstanding, as of January 1, 2014	7,515,838	0.1	8.10	-
Granted	8,892,833
Forfeited	(1,255,648)

Outstanding, as of December 31, 2014	15,153,023	0.1	8.60	-
Granted	4,472,745
Forfeited	(1,311,296)
Expired	(113,421)
Exercised	(1,626,197)

Outstanding, as of December 31, 2015	16,574,854	3.5	8.02	-

Granted	-
Forfeited	(1,118,589)
Expired	(59,813)
Exercised	(2,544,255)

Outstanding, as of December 31, 2016	12,852,197	2.2	7.2	-

Expected to vest as of December 31, 2016	3,016,724	6.2	7.8	-
Exercisable as of December 31, 2016	9,188,518	0.6	6.9	250,979

The weighted-average grant-date fair value of the options granted in 2014 and 2015 were RMB13.32 and RMB 13.43 per share.

The total intrinsic value of options exercised during the year ended December 31, 2016 was RMB50,199.

As of December 31, 2016, there was RMB37,865 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 1.9 years.

Restricted share units

Under the 2015 Plan, the Group granted 3,976,311 and 3,663,574 restricted share units to certain employees and senior management in 2015 and 2016 and vest over years. A summary of the restricted share units activities under the 2015 Plan during the year ended December 31, 2016 is presented below:

	Number of
	restricted share	Weighted-Average
	units	Grant-Date Fair Value
		RMB

Outstanding, as of January 1, 2016	3,976,311	17.28
Granted	3,663,574	18.32
Forfeited	(793,355)

Outstanding, as of December 31, 2016	6,846,530	17.83

The Group recorded compensation expense of RMB84,963, RMB25,195 and RMB 34,185 for both share options and restricted share units for the years ended December 31, 2014, 2015 and 2016, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Fulfillment	460	1,440	1,755
Sales and marketing	5,469	9,793	13,370
Technology and content	26,311	5,047	7,875
General and administrative	52,723	8,915	11,185

	84,963	25,195	34,185